STOCK-BASED COMPENSATION	12 Months Ended
Oct. 28, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE L

STOCK-BASED COMPENSATION

The Company issues stock options and nonvested shares as part of its stock incentive plans for employees and non-employee directors. The Company’s policy is to grant options with the exercise price equal to the market price of the common stock on the date of grant. Options typically vest over periods ranging from six months to four years and expire ten years after the date of the grant. The Company recognizes stock-based compensation expense ratably over the shorter of the requisite service period or vesting period. The fair value of stock-based compensation granted to retirement-eligible individuals is expensed at the time of grant.

During the first quarter of fiscal 2007, the Company made a one-time grant of 100 stock options (pre-2011 split) to each active, full-time employee of the Company on January 8, 2007. This grant was to vest upon the earlier of five years or attainment of a dosing stock price of $50.00 per share (pre-2011 split) for five consecutive trading days, and had an expiration of ten years after the grant date. During the first quarter of fiscal 2011, the options vested after the stock attained the required closing price per share for five consecutive trading days.

A reconciliation of the number of options outstanding and exercisable (in thousands) as of October 28, 2012, and changes during the fiscal year then ended, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at October 30, 2011	19,932	$17.89
Granted	2,646	$29.42
Exercised	2,047	$14.72
Forfeited	77	$25.06
Outstanding at October 28, 2012	20,454	$19.67	5.5 yrs	$198,319
Exercisable at October 28, 2012	14,069	$17.50	4.3 yrs	$166,532

The weighted-average grant date fair value of stock options granted and the total intrinsic value of options exercised (in thousands) during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$ 5.64	$ 5.54	$ 4.55
Intrinsic value of exercised options	$30,210	$54,859	$32,378

The fair value of each option award is calculated on the date of grant using the Black-Scholes valuation model utilizing the following weighted-average assumptions:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Risk-free interest rate	1.8%	2.9%	3.4%
Dividend yield	2.0%	2.0%	2.2%
Stock price volatility	21.0%	21.0%	22.0%
Expected option life	8 years	8 years	8 years

As part of the annual valuation process, the Company reassesses the appropriateness of the inputs used in the valuation models. The Company establishes the risk-free interest rate using stripped U.S. Treasury yields as of the grant date where the remaining term is approximately the expected life of the option. The dividend yield is set based on the dividend rate approved by the Company’s Board of Directors and the stock price on the grant date. The expected volatility assumption is set based primarily on historical volatility. As a reasonableness test, implied volatility from exchange traded options is also examined to validate the volatility range obtained from the historical analysis. The expected life assumption is set based on an analysis of past exercise behavior by option holders. In performing the valuations for option grants, the Company has not stratified option holders as exercise behavior has historically been consistent across all employee and non-employee director groups.

The Company’s nonvested shares granted on or before September 26, 2010, vest after five years or upon retirement. Nonvested shares granted after September 26, 2010, vest after one year. A reconciliation of the nonvested shares (in thousands) as of October 28, 2012, and changes during the fiscal year then ended is as follows:

		Weighted-
		Average
		Grant Date
	Shares	Fair Value
Nonvested at October 30, 2011	215	$19.94
Granted	47	$28.98
Forfeited	7	$28.27
Vested	116	$21.30
Nonvested at October 28, 2012	139	$21.47

The weighted-average grant date fair value of nonvested shares granted, the total fair value (in thousands) of non-vested shares granted, and the fair value (in thousands) of shares that have vested during each of the past three fiscal years is as follows:

	Fiscal Year Ended
	October 28,	October 30,	October 31,
	2012	2011	2010
Weighted-average grant date fair value	$28.98	$25.11	$19.56
Fair value of nonvested shares granted	$1,369	$1,299	$978
Fair value of shares vested	$2,476	$751	$664

Stock-based compensation expense, along with the related income tax benefit, for each of the past three fiscal years is presented in the table below:

	Fiscal Year Ended
(in thousands)	October 28, 2012	October 30, 2011	October 31, 2010
Stock-based compensation expense recognized	$16,710	$17,229	$14,402
Income tax benefit recognized	(6,334)	(6,542)	(5,510)
After-tax stock-based compensation expense	$10,376	$10,687	$8,892

At October 28, 2012, there was $11.3 million of total unrecognized compensation expense from stock-based compensation arrangements granted under the plans. This compensation is expected to be recognized over a weighted-average period of approximately 2.5 years. During fiscal years 2012, 2011, and 2010, cash received from stock option exercises was $14.7 million, $53.8 million, and $22.9 million, respectively. The total tax benefit to be realized for tax deductions from these option exercises was $11.4 million, $20.8 million, and $18.9 million, respectively.

Shares issued for option exercises and nonvested shares may be either authorized but unissued shares, or shares of treasury stock acquired in the open market or otherwise. The number of shares available for future grants was 30.0 million at October 28, 2012, 32.6 million at October 30, 2011, and 35.3 million at October 31, 2010.